Related Party and Other Transactions (Details Textual) (CAD) In Thousands, except Share data, unless otherwise specified	12 Months Ended													12 Months Ended										0 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2013 Cameron Schiffner [Member]	Sep. 30, 2012 Cameron Schiffner [Member]	Sep. 30, 2011 Cameron Schiffner [Member]	Sep. 30, 2013 Michael Shaw [Member]	Sep. 30, 2012 Michael Shaw [Member]	Jan. 31, 2012 Michael Shaw [Member]	Sep. 30, 2011 Michael Shaw [Member]	Sep. 30, 2013 Bruce Hull [Member]	Sep. 30, 2012 Bruce Hull [Member]	Sep. 30, 2011 Bruce Hull [Member]	Sep. 30, 2013 Cash Store Australia Holdings Inc [Member]	Sep. 30, 2012 Cash Store Australia Holdings Inc [Member]	Sep. 30, 2013 Rtf Financial Holdings Inc [Member]	Sep. 30, 2012 Rtf Financial Holdings Inc [Member]	Sep. 30, 2013 Service Agreements [Member] Cash Store Australia Holdings Inc [Member]	Sep. 30, 2012 Service Agreements [Member] Cash Store Australia Holdings Inc [Member]	Sep. 30, 2011 Service Agreements [Member] Cash Store Australia Holdings Inc [Member]	Sep. 30, 2013 Service Agreements [Member] Rtf Financial Holdings Inc [Member]	Sep. 30, 2012 Service Agreements [Member] Rtf Financial Holdings Inc [Member]	Sep. 30, 2011 Service Agreements [Member] Rtf Financial Holdings Inc [Member]	Jan. 31, 2012 Consumer Portfolio Segment [Member] Cameron Schiffner [Member]	Jan. 31, 2012 Consumer Portfolio Segment [Member] Michael Shaw [Member]
Related Party Transaction [Line Items]
Shares outstanding														3,000,000		6,000,000
Ownership percentage														18.30%		15.70%
Carrying amount of investment sold														0	0	0	0
Quoted market value														0	570
Selling, general and administrative expenses	20,449	23,595	24,109															0	284	363	0	140	240
Related party transaction, receivable from related party																		0	3		1	0
Share price (in dollars per share)														0.06		0.06
Retention payments, paid or payable				993	4,185	11,674	0	1,377		4,801	24	36	0
Accrued liabilities due to third-party lender				485	659		0	0			183	166
Consumer loans receivable, net of provision for loan losses				3,914
Business acquisition, contingent consideration, potential cash payment				84	7,240		0	0	23,944		104	171												45,520
Estimate of third-party lender's proportionate share of expenses to settle pre-existing relationships																								14,407	7,578